Loans - Schedule of Short-Term Loans (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Jun. 30, 2025
Short-Term Debt [Line Items]
Principal Amount		$ 1,280,446	$ 1,307,937
Bank of Communications [Member]
Short-Term Debt [Line Items]
Principal Amount	[1]	$ 426,815
Annual Interest Rate	[1]	2.30%
Contract term	[1]	09/24/2025 - 09/24/2026
Bank of China [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]	$ 853,631
Annual Interest Rate	[2]	2.15%
Contract term	[2]	06/30/2025 - 06/30/2026
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]		$ 78,227
Annual Interest Rate	[3]		3.82%
Contract term	[3]		11/13/2024 - 11/13/2025
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]		$ 120,834
Annual Interest Rate	[3]		3.82%
Contract term	[3]		11/13/2024 - 11/13/2025
China Construction Bank [Member]
Short-Term Debt [Line Items]
Principal Amount	[3]		$ 270,723
Annual Interest Rate	[3]		3.82%
Contract term	[3]		11/13/2024 - 11/13/2025
Bank of China [Member]
Short-Term Debt [Line Items]
Principal Amount	[2]		$ 838,153
Annual Interest Rate	[2]		2.15%
Contract term	[2]		06/30/2025 - 06/30/2026

[1]	The loans from Bank of Communications are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date. In connection with the loan with the Bank of Communications, Mr. Lei Xu provided a guarantee for the repayment of the loan.
[2]	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan.
[3]	These loans with China Construction Bank carry the fixed interest rate and are unsecured.